Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Revenue	€ 775.1	€ 732.9
United Kingdom
Disclosure of geographical areas [line items]
Revenue	216.4	197.9
Italy
Disclosure of geographical areas [line items]
Revenue	109.1	122.8
Germany
Disclosure of geographical areas [line items]
Revenue	117.6	102.0
France
Disclosure of geographical areas [line items]
Revenue	52.9	49.3
Sweden
Disclosure of geographical areas [line items]
Revenue	38.1	38.1
Austria
Disclosure of geographical areas [line items]
Revenue	37.9	34.7
Norway
Disclosure of geographical areas [line items]
Revenue	33.7	34.0
Spain
Disclosure of geographical areas [line items]
Revenue	20.6	17.3
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	89.6	82.8
CROATIA
Disclosure of geographical areas [line items]
Revenue	19.6	17.8
SERBIA
Disclosure of geographical areas [line items]
Revenue	18.4	15.7
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	€ 21.2	€ 20.5